STOCK OPTIONS (Details Textual) - USD ($)			1 Months Ended						3 Months Ended				9 Months Ended			12 Months Ended
	Oct. 08, 2016	Aug. 08, 2016	Apr. 26, 2016	Apr. 21, 2016	Dec. 14, 2015	Nov. 24, 2015	Feb. 26, 2015	Feb. 17, 2015	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term											5 years 10 months 20 days		6 years 2 months 12 days	6 years 1 month 28 days	6 years 5 months 19 days		6 years 1 month 28 days	6 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											5 years 3 months 4 days		6 years 2 months 8 days	5 years 5 months 26 days	6 years 3 months 29 days		5 years 5 months 26 days	6 years 3 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											10,800,000					10,800,000
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,000,000
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,000,000
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense									$ 227,630		$ 158,244	$ 13,311	$ 592,130	$ 1,337,593	$ 112,573	$ 1,464,837	$ 1,467,907
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number															531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value															$ 230,930
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															264,230
Allocated Share-based Compensation Expense															$ 118,957
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															125,824
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period										62,912					125,824
Allocated Share-based Compensation Expense													$ 3,834
Employees and Consultant [Member] | Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															657,430
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.165
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.23
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1															7 years
Fair Value Of Options							$ 1,259,487
Director and Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								314,560
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1								7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period													110,100
Allocated Share-based Compensation Expense									7,400				$ 22,200
Fair Value Of Options								$ 136,613
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						650,000
Fair Value Of Options						$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,495,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period										40,000						25,000
Allocated Share-based Compensation Expense									102,300				304,908
Fair Value Of Options					$ 1,260,437
Employees Of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				3,895,000
Allocated Share-based Compensation Expense									17,813				48,292
Sharebased Compensation Arrangement By Sharebased Payment AwardOptions Vested Weighted Average Grant Date Fair Values				$ 2,582,890
Sharebased Compensation Arrangement By Sharebased Payment Award Options Vested Weighted Average Grant Date Fair Values			$ 213,750
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			250,000	3,000,000
Employees Of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.25
Employees Of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				0.95
Employees Of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 1.05
Employees Of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense									10,169				20,177
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		750,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.00
Allocated Share-based Compensation Expense									$ 54,339				$ 85,891
Fair Value Of Options		$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	990,864